Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Government authorities	$ 20,184	$ 17,495
Interest receivable	4,019	11,513
Prepaid expenses	8,575	9,929
Other	4,848	5,004
Other receivables and prepaid expenses	$ 37,626	$ 43,941